Fair Value Measurements (Assets Measured on a Nonrecurring Basis, Level 3 Quantitative Information) (Details) - Nonrecurring - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value Inputs, Assets, Quantitative Information
Repossessed assets	$ 8	$ 14
Residential first mortgage loans
Fair Value Inputs, Assets, Quantitative Information
Impaired loans held-for-investment	21	25
Level 3
Fair Value Inputs, Assets, Quantitative Information
Repossessed assets	8	14
Level 3 | Residential first mortgage loans
Fair Value Inputs, Assets, Quantitative Information
Impaired loans held-for-investment	21	25
Level 3 | Fair value of underlying collateral | Residential first mortgage loans
Fair Value Inputs, Assets, Quantitative Information
Impaired loans held-for-investment	$ 21	$ 25
Level 3 | Fair value of underlying collateral | Residential first mortgage loans | Low Range
Fair Value Inputs, Assets, Quantitative Information
Loss severity discount (percent)	25.00%	22.00%
Level 3 | Fair value of underlying collateral | Residential first mortgage loans | High Range
Fair Value Inputs, Assets, Quantitative Information
Loss severity discount (percent)	30.00%	40.00%
Level 3 | Fair value of underlying collateral | Residential first mortgage loans | Weighted Average
Fair Value Inputs, Assets, Quantitative Information
Loss severity discount (percent)	27.90%	29.50%
Level 3 | Fair value of underlying collateral | Foreclosed Assets
Fair Value Inputs, Assets, Quantitative Information
Repossessed assets	$ 8	$ 14
Level 3 | Fair value of underlying collateral | Foreclosed Assets | Low Range
Fair Value Inputs, Assets, Quantitative Information
Loss severity discount (percent)	0.00%	22.00%
Level 3 | Fair value of underlying collateral | Foreclosed Assets | High Range
Fair Value Inputs, Assets, Quantitative Information
Loss severity discount (percent)	100.00%	100.00%
Level 3 | Fair value of underlying collateral | Foreclosed Assets | Weighted Average
Fair Value Inputs, Assets, Quantitative Information
Loss severity discount (percent)	70.90%	69.50%